RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2016
Related Party Transactions [Abstract]
Schedule of Fund Management Fee and Reporting Fee [Table Text Block]
The partnership management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2016 and 2015, are as follows:

	2016
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 15	$52,742	$87,581	$(34,839)
Series 16	176,280	65,994	110,286
Series 17	106,247	45,097	61,150
Series 18	95,616	15,118	80,498
Series 19	35,172	3,348	31,824
	$466,057	$217,138	$248,919

	2015
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 15	$100,089	$39,633	$60,456
Series 16	213,899	20,999	192,900
Series 17	177,082	20,507	156,575
Series 18	158,493	90,910	67,583
Series 19	52,123	168,750	(116,627)
	$701,686	$340,799	$360,887

Schedule Of Management Fees Paid [Table Text Block]

The partnership management fees paid for the years ended March 31, 2016 and 2015 are as follows:

	2016	2015
Series 15	$744,166	$442,613
Series 16	82,001	172,998
Series 17	156,472	1,700,355
Series 18	320,583	341,641
Series 19	35,172	52,123
	$1,338,394	$2,709,730

Schedule Of Advances From Affiliate [Table Text Block]
The total advances from the affiliate of the general partner to the Operating Partnerships as of March 31, 2016 and 2015 are as follows:

	2016	2015
Series 15	$-	$-
Series 16	-	-
Series 17	-	635,362
Series 18	-	-
Series 19	-	-
	$-	$635,362

Schedule Of General Administrative [Table Text Block]
General and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership (BCAMLP) during the years ended March 31, 2016 and 2015 charged to each series’ operations are as follows:

	2016	2015
Series 15	$16,250	$12,839
Series 16	18,952	15,146
Series 17	16,959	13,178
Series 18	20,942	11,767
Series 19	15,253	12,937
	$88,356	$65,867